Business Combination - Additional Information (Detail) (Shinko Securities Company Limited, JPY ¥) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	May 07, 2009	Mar. 31, 2010	May 06, 2009
Business Acquisition [Line Items]
Voting equity interests owned immediately before business combination			27.32%
Voting equity interests transferred	30.30%
Voting equity interests acquired	32.19%
Pre-tax gain on the bargain purchase	¥ 106,310	¥ 106,310
Pre-tax gain due to remeasuring to fair value of the voting equity interests in Shinko held before the business combination		364
Common shares of MHSC paid as a non cash consideration	3,451,755
Value of common shares of MHSC paid as a non cash consideration	58,600
Noncontrolling interests in Shinko	79,318
Business Acquisition [Line Items]
Voting equity interests owned immediately before business combination			27.32%
Voting equity interests transferred	30.30%
Voting equity interests acquired	32.19%
Pre-tax gain on the bargain purchase	106,310	106,310
Pre-tax gain due to remeasuring to fair value of the voting equity interests in Shinko held before the business combination		364
Common shares of MHSC paid as a non cash consideration	3,451,755
Value of common shares of MHSC paid as a non cash consideration	58,600
Noncontrolling interests in Shinko	¥ 79,318